SA Multi-Managed Large Cap Value Portfolio Expense Example - SA Multi-Managed Large Cap Value Portfolio	Mar. 31, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,246
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	$ 1,361